Cover	Jun. 06, 2023
Cover [Abstract]
Entity Registrant Name	DIGITAL LOCATIONS, INC.
Entity Central Index Key	0001407878
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 06, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5451302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54817
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
City Area Code	805
Local Phone Number	456-7000
Entity Address Address Line 1	3700 State Street
Entity Address Address Line 2	Suite 350
Entity Address Postal Zip Code	93105